Taxation - Schedule of Pretax Income by Major Tax Jurisdictions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	$ (1,680,967)	$ (1,381,499)	$ 2,485,890
PRC [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(107,958)	(784,125)	1,354,266
Hong Kong [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(1,193,796)	(647,181)	780,991
Serbia [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(59,577)
Other [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	$ (319,636)	$ 49,807	$ 350,633